Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 45,100	$ 42,700	$ 36,400
Company recognized loss related to disposal of assets	$ 1,566	$ 21,091